Total Invested Assets and Related Net Investment Income - Assets and Liabilities Carried at Fair Value on a Recurring Basis by Hierarchy (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	$ 330,906	$ 345,370
Liabilities	301,529	317,297
Notional amount	165,557	173,735
Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	238,296	266,022
Liabilities	2,434	1,452
Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	40,936	48,891
Liabilities	10	9
Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	180,455	203,386
Liabilities	2,414	1,434
Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	16,905	13,745
Liabilities	10	9
Notional amount	16,905	13,745	$ 11,231
Investment contract liabilities | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	10	9
Investment contract liabilities | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	0	0
Investment contract liabilities | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	0	0
Investment contract liabilities | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	10	9
Derivative liabilities | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	2,351	1,392
Derivative liabilities | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	10	9
Derivative liabilities | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	2,341	1,383
Derivative liabilities | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	0	0
Other liabilities | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	73	51
Other liabilities | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	0	0
Other liabilities | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	73	51
Other liabilities | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	0	0
Canadian federal government
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	5,611	7,101
Canadian provincial and municipal government
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	13,665	17,079
Corporate
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	41,310	47,566
Debt securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	75,902	88,727
Fair value through profit or loss | Canadian federal government
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	3,881	4,798
Fair value through profit or loss | Canadian federal government | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	3,881	4,798
Fair value through profit or loss | Canadian federal government | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
Fair value through profit or loss | Canadian federal government | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	3,869	4,783
Fair value through profit or loss | Canadian federal government | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	12	15
Fair value through profit or loss | Canadian provincial and municipal government
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	12,638	15,930
Fair value through profit or loss | Canadian provincial and municipal government | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	12,638	15,930
Fair value through profit or loss | Canadian provincial and municipal government | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
Fair value through profit or loss | Canadian provincial and municipal government | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	12,638	15,930
Fair value through profit or loss | Canadian provincial and municipal government | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
Fair value through profit or loss | U.S. government and agency | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	808	1,642
Fair value through profit or loss | U.S. government and agency | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	699	1,503
Fair value through profit or loss | U.S. government and agency | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	109	139
Fair value through profit or loss | U.S. government and agency | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
Fair value through profit or loss | Other foreign government | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	3,863	4,754
Fair value through profit or loss | Other foreign government | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
Fair value through profit or loss | Other foreign government | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	3,852	4,747
Fair value through profit or loss | Other foreign government | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	11	7
Fair value through profit or loss | Corporate
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	35,035	42,052
Fair value through profit or loss | Corporate | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	35,035	42,052
Fair value through profit or loss | Corporate | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
Fair value through profit or loss | Corporate | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	34,747	41,914
Fair value through profit or loss | Corporate | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	288	138
Fair value through profit or loss | Commercial mortgage-backed securities | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,084	2,223
Fair value through profit or loss | Commercial mortgage-backed securities | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
Fair value through profit or loss | Commercial mortgage-backed securities | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,028	2,221
Fair value through profit or loss | Commercial mortgage-backed securities | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	56	2
Fair value through profit or loss | Residential mortgage-backed securities | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,226	2,565
Fair value through profit or loss | Residential mortgage-backed securities | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
Fair value through profit or loss | Residential mortgage-backed securities | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,226	2,565
Fair value through profit or loss | Residential mortgage-backed securities | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
Fair value through profit or loss | Collateralized debt obligations | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	538	351
Fair value through profit or loss | Collateralized debt obligations | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
Fair value through profit or loss | Collateralized debt obligations | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	538	351
Fair value through profit or loss | Collateralized debt obligations | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
Fair value through profit or loss | Other | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	1,684	1,683
Fair value through profit or loss | Other | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
Fair value through profit or loss | Other | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	1,654	1,683
Fair value through profit or loss | Other | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	30	0
Fair value through profit or loss | Debt securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	62,757	75,998
Fair value through profit or loss | Debt securities | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	62,757	75,998
Fair value through profit or loss | Debt securities | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	699	1,503
Fair value through profit or loss | Debt securities | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	61,661	74,333
Fair value through profit or loss | Debt securities | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	397	162
Available- for-sale | Canadian federal government
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	1,730	2,303
Available- for-sale | Canadian federal government | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	1,730	2,303
Available- for-sale | Canadian federal government | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
Available- for-sale | Canadian federal government | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	1,730	2,303
Available- for-sale | Canadian federal government | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
Available- for-sale | Canadian provincial and municipal government
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	1,027	1,149
Available- for-sale | Canadian provincial and municipal government | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	1,027	1,149
Available- for-sale | Canadian provincial and municipal government | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
Available- for-sale | Canadian provincial and municipal government | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	1,027	1,149
Available- for-sale | Canadian provincial and municipal government | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
Available- for-sale | U.S. government and agency | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	729	771
Available- for-sale | U.S. government and agency | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	723	770
Available- for-sale | U.S. government and agency | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	6	1
Available- for-sale | U.S. government and agency | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
Available- for-sale | Other foreign government | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	761	757
Available- for-sale | Other foreign government | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
Available- for-sale | Other foreign government | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	761	756
Available- for-sale | Other foreign government | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	1
Available- for-sale | Corporate
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	6,275	5,514
Available- for-sale | Corporate | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	6,275	5,514
Available- for-sale | Corporate | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
Available- for-sale | Corporate | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	6,234	5,473
Available- for-sale | Corporate | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	41	41
Available- for-sale | Commercial mortgage-backed securities | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	793	762
Available- for-sale | Commercial mortgage-backed securities | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
Available- for-sale | Commercial mortgage-backed securities | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	793	761
Available- for-sale | Commercial mortgage-backed securities | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	1
Available- for-sale | Residential mortgage-backed securities | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	819	522
Available- for-sale | Residential mortgage-backed securities | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
Available- for-sale | Residential mortgage-backed securities | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	819	522
Available- for-sale | Residential mortgage-backed securities | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
Available- for-sale | Collateralized debt obligations | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	508	505
Available- for-sale | Collateralized debt obligations | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
Available- for-sale | Collateralized debt obligations | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	508	505
Available- for-sale | Collateralized debt obligations | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
Available- for-sale | Other | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	503	446
Available- for-sale | Other | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
Available- for-sale | Other | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	495	446
Available- for-sale | Other | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	8	0
Available- for-sale | Debt securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	13,145	12,729
Available- for-sale | Debt securities | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	13,145	12,729
Available- for-sale | Debt securities | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	723	770
Available- for-sale | Debt securities | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	12,373	11,916
Available- for-sale | Debt securities | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	49	43
Cash, cash equivalents and short-term securities | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	11,219	12,278
Cash, cash equivalents and short-term securities | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	10,622	10,923
Cash, cash equivalents and short-term securities | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	597	1,355
Cash, cash equivalents and short-term securities | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	0	0
Debt securities | Fair value through profit or loss | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	62,757	75,998
Debt securities | Fair value through profit or loss | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	699	1,503
Debt securities | Fair value through profit or loss | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	61,661	74,333
Debt securities | Fair value through profit or loss | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	397	162
Notional amount	397	162	225
Debt securities | Available- for-sale | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	13,145	12,729
Debt securities | Available- for-sale | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	723	770
Debt securities | Available- for-sale | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	12,373	11,916
Debt securities | Available- for-sale | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	49	43
Notional amount	49	43	67
Equity securities | Fair value through profit or loss | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	6,824	7,538
Equity securities | Fair value through profit or loss | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	3,995	4,429
Equity securities | Fair value through profit or loss | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	2,731	3,013
Equity securities | Fair value through profit or loss | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	98	96
Notional amount	98	96	181
Equity securities | Available- for-sale | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	324	1,575
Equity securities | Available- for-sale | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	138	1,414
Equity securities | Available- for-sale | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	113	87
Equity securities | Available- for-sale | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	73	74
Notional amount	73	74	47
Derivative assets | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	2,095	1,583
Derivative assets | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	37	26
Derivative assets | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	2,058	1,557
Derivative assets | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	0	0
Other invested assets | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	6,538	5,216
Other invested assets | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	789	1,189
Other invested assets | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	194	377
Other invested assets | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	5,555	3,650
Notional amount	5,555	3,650	2,645
Investment properties | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	10,102	9,109
Investment properties | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	0	0
Investment properties | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	0	0
Investment properties | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	10,102	9,109
Notional amount	10,102	9,109	7,516
Total invested assets measured at fair value | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	113,004	126,026
Total invested assets measured at fair value | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	17,003	20,254
Total invested assets measured at fair value | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	79,727	92,638
Total invested assets measured at fair value | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	16,274	13,134
Notional amount	16,274	13,134	10,681
Investments for account of segregated fund holders | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	125,292	139,996
Investments for account of segregated fund holders | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	23,933	28,637
Investments for account of segregated fund holders | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	100,728	110,748
Investments for account of segregated fund holders | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	631	611
Notional amount	$ 631	$ 611	$ 550